RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accrued compensation	$ 9,000		$ 9,000		$ 79,214	$ 4,875
Revenue from related party	0	$ 5,131	0	$ 8,303	13,069	21,157
Value of stock issued			1,358,767		478,686	65,000
Officers And Executives [Member]
Related Party Transaction [Line Items]
Accrued compensation	$ 9,000		$ 9,000		$ 79,214	$ 4,875
Chief Executive Officer [Member] | Preferred Class B [Member]
Related Party Transaction [Line Items]
Stock issued					2,000,000
Value of stock issued					$ 2,229,027